Revenues - Schedule of Changes in the Contract Liabilities Balances (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Changes in the Contract Liabilities Balances [Abstract]
Balance as of beginning of the year	¥ 13,773,974		¥ 6,293,066	¥ 2,069,565
Revenues recognized from opening balance of contract liabilities	(13,773,974)		(6,293,066)	(2,069,565)
Increase due to business acquisition			2,678,134
Increase due to cash received	57,294,497		63,653,408	35,789,984
Revenues recognized from cash received during the year	(44,917,326)		(52,557,568)	(29,496,918)
Balance as of end of the year	¥ 12,377,171	$ 1,695,665	¥ 13,773,974	¥ 6,293,066